Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2017
Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets
7.	EXPLORATION AND EVALUATION ASSETS

December 31, 2017
Lithium Nevada
$
Acquisition costs
Balance, beginning	1,447
Additions	706
Write offs	(49)
Total exploration and evaluation assets	2,104

7.	EXPLORATION AND EVALUATION ASSETS (continued)

	December 31, 2016
	Lithium Nevada $	Cauchari- Olaroz $	Total $
Acquisition costs
Balance, beginning	958	41,665	42,623
Additions	489	71	560
Change in foreign exchange rate	-	(14,874)	(14,874)
Sale of 50% of net assets	-	(13,431)	(13,431)
Contribution to Joint Venture	-	(13,431)	(13,431)
Total exploration and evaluation assets	1,447	-	1,447

The Company has the following future payments and royalties on Lithium Nevada project. These payments will only be incurred if the Company continues to hold the subject claims in the future and the royalties will only be incurred if the Company starts production from the Lithium Nevada project.

•	$50 annual advance net smelter return royalty payment due on January 21 on certain mining claims. The Company’s interest in these claims is subject to a 3% net smelter return royalty;
•	$2 per year in advance net smelter return royalty payments due on November 15 on four mining claims. The Company’s interest in these claims is subject to a 1.5% net smelter return royalty;
•	20% royalty on revenue solely in respect of uranium;
•

8% gross revenue royalty on all claims up to a cumulative payment of $22,000.  The royalty will then be reduced to 4% for the life of the project.  The Company has the option at any time to reduce the royalty to 1.75% upon payment of $22,000.

The Company has future royalties from sales of organoclay products manufactured at the facility in Saudi Arabia owned by Delmon Co Ltd. and receivable pursuant to its “Technical Assistance and Royalty Agreement”. The agreement was entered into on November 17, 2016 and includes a 12.5% net profit royalty payable for 7 years from the manufacturing completion date (as defined in the abovementioned agreement) and a 3% gross profit royalty on new products payable for 7 years from the date of sale of any new product.